Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 7,001	$ 16,255
Restricted cash	1,162	691
Certificate of deposit-restricted		891
Investment securities available for sale, at estimated fair value	12,147	57,242
Deferred costs, net	7	1,874
Prepaid expenses and other assets	14,165	3,277
Deposits-other	2,855	761
Interest receivable, net	822	5,758
Loans receivable, net	3,044	29,376
Structured settlement receivables, at estimated fair value	1,680	12,376
Structured settlement receivables at cost, net	1,574	1,553
Investment in life settlements, at estimated fair value	113,441	90,917
Fixed assets, net	217	555
Investment in affiliates	2,212	1,043
Assets of segment held for sale	15	30
Total assets	160,342	222,599
Liabilities
Accounts payable and accrued expenses	6,606	16,336
Other liabilities	20,796	4,279
Interest payable		5,505
Notes payable		19,277
Income taxes payable	6,295	6,295
Total liabilities	33,697	51,692
Commitments and Contingencies (Note 17)
Common stock (80,000,000 authorized; 21,206,12 and 21,202,614 issued and outstanding as of December 31, 2012 and 2011, respectively)	212	212
Additional paid-in-capital	238,064	237,755
Accumulated other comprehensive loss	(3)	(66)
Accumulated deficit	(111,628)	(66,994)
Total stockholders' equity	126,645	170,907
Total liabilities and stockholders' equity	$ 160,342	$ 222,599